Note 6 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 1,260,354	€ 1,104,820
Financial assets held for trading [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	115,888	90,634
Financial assets held for trading [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	12,181	9,901
Financial assets held for trading [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	36,343	30,846
Financial assets held for trading [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	67,363	49,887
Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	13,171	11,272
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	12,253	10,539
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	146	192
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	772	541
Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,007	1,006
Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	55,466	49,141
Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	62,313	58,919
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	790	1,360
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,709	57,046
Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	814	513
Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	640,815	581,271
Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	73,750	73,429
Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	32,419	24,263
Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	12,102	10,881
Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	522,544	472,697
Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	888,660	792,242
Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	371,693	312,578
Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	267,238	227,554
Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26,861	24,865
Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	77,595	60,159
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,709	57,020
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	282	24
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	591,745	536,123
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	73,705	73,387
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	32,419	24,230
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	12,102	10,881
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	473,519	427,625
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	360,871	303,063
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	259,595	220,990
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26,170	23,988
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	75,106	58,084
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	532	488
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33,586	30,765
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6	5
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	34
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33,580	30,727
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,173	8,839
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,451	6,385
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	569	739
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	2,152	1,715
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	25
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	15,483	14,383
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	39	37
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	15,444	14,346
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	649	676
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	191	179
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	121	138
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 337	€ 359